Brandes International Fund
                      Brandes Small Cap International Fund



                                     Annual
                                     Report

                                     For the
                                  Period Ended
                                October 31, 1996

                           Brandes International Fund
                      Brandes Small Cap International Fund

                                  Annual Report

                      For the Period Ended October 31, 1996
December 16, 1996

Dear Shareholder:

The six-month period ended October 31, 1996 showed mixed returns in foreign stock markets, while the U.S. market continued to outshine them. As value investors, the Brandes Funds welcome downward price volatility in international markets, as it gives us the chance to purchase good businesses at bargain prices.

Over the past six months, both the Brandes International Fund and the Brandes Small Cap International Fund became more heavily weighted in Europe. This reflects no economic, political or other bias in favor of that region of the world. It simply shows that more bargains have been available to us in this area. We believe there are some slow, revolutionary changes taking place in continental Europe that ultimately could be very positive for investors.

The Brandes International Fund continues to find bargains in infrastructure companies. These include companies which provide or manufacture basic products such as telephones, telephone equipment, gas and electric services, and power generating equipment. Much of this service and equipment is provided to growing and emerging markets around the world. You will also see several financial service companies in this Fund. These are very reasonably priced banks and insurance companies we have found throughout Europe. As a measure of the values we have been able to find, the Price/Earnings Ratio of this Fund at fiscal year-end was just 15.5, compared to 26.0 for the benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East Index of stocks (EAFE).

The Brandes Small Cap International Fund contains a strong representation of companies in the construction and housing, electrical and electronics, and machinery sectors, as well as in banking. At the end of the fiscal year, this Fund's portfolio showed an average Price/Earnings Ratio of just 10.8, compared to a 27.7 Price/Earnings ratio for the benchmark, the Financial Times/S&P Actuaries World Indices Medium/Small Cap Index.

                           Brandes International Fund
                      Brandes Small Cap International Fund

As you know by now, the Board of Trustees of the Brandes Investment Trust has approved in principal a proposed tax-free reorganization of the Brandes International Fund into the Northstar International Value Fund, and the termination of the Small Cap International Fund by January 17, 1997. These transactions have already been discussed in some detail in the prospectus supplement dated December 16, 1997.

We will notify you of further events affecting the Funds as they develop. We will try to keep these notifications to a minimum. We appreciate the opportunity to serve you and are grateful for your cooperation and goodwill during this transition process.


Sincerely yours,


/s/

Barry P. O'Neil
President, Brandes Investment Trust

                           Brandes International Fund
                      Brandes Small Cap International Fund

     Comparison of change in value of $10,000 investment in the BRANDES INTERNATIONAL FUND, Class A and Class C, and the Morgan Stanley Capital International EAFE (Europe, Australasia,and Far East) Index.


Annualized Total Return
since March 6, 1996 (inception) to October 31, 1996
Class A: 7.84% Class C: 10.39%
Year-ended October 31, 1996
Class A: 6.91%  Class C: 10.62%


Date        Class A               Class C            MSCI EAFE


3/6/95         10,000              10,000              10,000
3/31/95         9,688              10,168              10,307
6/30/95        10,092              10,584              10,382
9/30/95        10,351              10,840              10,815
12/31/95       10,685              11,171              11,253
3/31/96        10,776              11,251              11,578
6/30/96        11,266              11,741              11,761
9/30/96        11,358              11,813              11,746
10/31/96       11,335              11,681              11,626

Past Performance is not predictive of future performance

     Comparison of change in value of $10,000 investment in the BRANDES SMALL CAP INTERNATIONAL FUND, Class A and Class C, and the Morgan Stanley Capital International EAFE (Europe, Australasia,and Far East) Index.


Annualized Total Return
since aPRIL 29, 1996 (inception) to October 31, 1996
Class A: (11.81)% Class C: (5.53)%


Date        Class A               Class C            MSCI EAFE


4/29/96        10,000              10,000              10,000
6/30/96         9,512               9,976               9,852
9/30/96         9,223               9,656               9,840
10/31/96        9,383               9,716               9,739

Past Performance is not predictive of future performance


                           Brandes International Fund

PORTFOLIO OF INVESTMENTS as of October 31, 1996
                              Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS: 95.9%
--------------------------------------------------------------------------------
Argentina: 2.3%
  Yacimientos Petroliferos
   S.A., ADR...............   33,240     $ 733,460
                                         ---------

Australia: 1.0%
  Pacific Dunlop, Ltd.,
   ORD.....................  134,800       299,094
                                           -------

Austria: 2.5%
  EVN Energie-
   Versorgung Nie., ORD....    2,760       373,654
  VA Technologie
  AG, ORD..................    3,000       418,794
                                           -------
                                           792,448
                                           -------
Brazil: 2.8%
  Telecommunicacoes
   Brasileiras, ADR........   11,900       886,550
                                           -------

Canada: 1.0%
  Molson Co. Ltd.,
   Class A, ORD............   21,140       323,567
                                           -------

Denmark: 5.8%
  Den Danske Bank
   Group...................   12,080       863,966
  Tele Danmark AS-B,
   ORD.....................   18,520       930,684
                                           -------
                                         1,794,650
                                         ---------
France: 14.5%
  AGF Assurances Gen.
   de France, ORD..........    3,300        97,128
  Alcatel Alsthom, ORD.....   16,750     1,425,378
  Compagnie UAP, ORD.......   23,700       491,249
  Elf Aquitaine, ORD.......   10,005       798,283
  Groupe Danone, ORD.......    6,720       918,113
France, continued
  SGS-Thomson
   Microelec-NY Shs........   15,700     $ 822,288
                                         ---------
                                         4,552,439
                                         ---------
Germany: 8.9%
  Berliner Kraft und
   Licht, ORD..............    1,380       408,249
  Daimler-Benz AG, ORD.....   23,600     1,385,445
  Siemens AG, ORD..........   19,000       980,326
                                           -------
                                         2,774,020
                                         ---------
Israel: 0.1%
  Scitex Corporation, Ltd..    2,400        23,700
                                            ------

Italy: 10.6%
  Istituto Mobiliare
   Italiano, ORD...........  127,100     1,004,408
  Italgas-Sta It per il
   Gas pA, ORD.............  204,000       752,005
  Stet Societa Finanzioria
   Telefonica, ORD.........  452,800     1,561,843
                                         ---------
                                         3,318,256
                                         ---------
Japan: 7.8%
  Fuji Photo Film
   Co. Ltd., ORD...........   41,400     1,187,994
  Hitachi, Ltd., ORD.......  141,000     1,249,697
                                         ---------
                                         2,437,691
                                         ---------
Mexico: 2.8%
  Telefonos de
   Mexico, ADR.............   28,530       870,165
                                           -------

Netherlands: 5.4%
  Konin Boskalis
   Westminstr N.V., ORD....   22,840       824,684
  Unilever N.V. Ctfs.,
   ORD.....................    5,810       881,493
                                           -------
                                         1,706,177
                                         ---------

                           Brandes International Fund

PORTFOLIO OF INVESTMENTS as of October 31, 1996
                              Shares         Value
Singapore: 2.1%
  Jardine Matheson
   Hldgs., ORD.............  117,200     $ 662,180
                                         ---------

South Africa: 1.5%
  Iscor, Ltd., ORD.........  662,950       471,424
                                           -------

South Korea: 0.5%
  Pohang Iron & Steel
   Co., Inc., ADR..........    7,490       155,418
                                           -------

Spain: 9.8%
  Argentaria, ORD..........    8,510       332,746
  Banco Bilbao Vizcaya,
   ORD.....................   14,700       712,727
  Banco de Valencia-Reg.,
   ORD.....................    5,580        95,127
  Repsol S.A., ORD.........   23,290       758,574
  Telefonica de Espana
   S.A., ORD...............   58,090     1,162,933
                                         ---------
                                         3,062,107
                                         ---------
Sweden: 1.5%
  Munksjo AB-Free,
   ORD.....................    9,800        96,727
  SSAB Svenskt Stal AB-
   Shs, ORD................   26,000       379,012
                                           -------
                                           475,739
                                           -------
Switzerland: 8.3%
  ABB AG-Bearer, ORD.......      380       467,997
  Baloise Holdings -
   Reg, ORD................      263       547,441
  Nestle S.A., ORD.........    1,282     1,387,831
  Schindler Holding AG
   Partn Ctf, ORD..........      180       182,796
                                           -------
                                         2,586,065
                                         ---------
United Kingdom: 6.7%
  British Gas PLC, ORD.....  185,000     $ 576,645
  Grand Metropolitan
   PLC, ORD................  115,200       866,304
  Guinness PLC, ORD........   63,400       454,064
  Invesco PLC, ORD.........   28,300       107,327
  Medeva PLC, ORD..........   18,900        81,214
                                            ------
                                         2,085,554
                                         ---------
Total Common Stocks
  (cost $29,411,672)................    30,010,704
                                        ----------

                           Principal
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.9%
--------------------------------------------------------------------------------

United States: 2.9%
Prudential-Bache Repurchase Agree-
ment, dated 10/31/96, due 11/1/96,
collateralized by mortgage-backed
securities (proceeds $922,596)
(cost $922,470)............ $922,470       922,470


Total Investments in Securities
  (cost $30,334,142+): 98.8%........    30,933,174
                                        ----------
Other Assets less
  Liabilities: 1.2%.................       373,722
                                           -------

Total Net Assets: 100.0% ...........   $31,306,896
                                       ===========

+ Cost for federal income tax purposes is the same.

Net unrealized depreciation consists of:
  Gross unrealized appreication.....   $ 1,623,455
  Gross unrealized deprecaition.....    (1,024,423)
                                        ----------
   Net unrealized appreciation......     $ 599,032
                                         =========

                           Brandes International Fund

PORTFOLIO OF INVESTMENTS by Industry as of October 31, 1996
Automobiles.............................         4.6%
Banking.................................        10.0%
Beverages and Tobacco ..................         2.6%
Data Processing & Reproductions.........         0.1%
Electrical & Electronics................        13.7%
Electronic Components &
  Instruments...........................         2.7%
Energy Sources..........................         7.6%
Financial Services......................         0.4%
Food & Household Products...............        13.5%
Forest Products & Papers................         0.3%
Health and Personal Care................         0.3%
Insurance...............................         3.8%
Machinery & Engineering.................         2.0%
Metals - Steel..........................         3.4%
Multi - Industry........................         3.2%
Recreation, Other Consumer Goods.......          4.0%
Telecommunications......................        20.8%
Utilities - Electrical & Gas............         7.0%
                                                 ---
                                               100.0%
                                               =====

See accompanying notes to financial statements.

                           Brandes International Fund

STATEMENT OF ASSETS AND LIABILITIES as of October 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at value (identified cost $30,334,142) .....................    $30,933,174
   Foreign cash...........................................................................        452,227
   Receivables:
      Fund shares sold....................................................................        233,476
      Dividends and interest .............................................................        143,827
   Prepaid expenses.......................................................................         17,494
   Deferred organization costs............................................................         70,104
                                                                                                   ------
         Total assets ....................................................................     31,850,302
                                                                                               ----------

LIABILITIES
   Securities purchased...................................................................        398,090
   Fund shares redeemed...................................................................         64,522
   Accrued expenses ......................................................................         73,197
   Accrued administration fees............................................................          5,000
   Due to Advisor ........................................................................          2,597
                                                                                                    -----
         Total liabilities................................................................        543,406
                                                                                                  -------

         Net assets ......................................................................    $31,306,896
                                                                                              ===========

COMPONENTS OF NET ASSETS
   Paid-in capital .......................................................................    $29,342,717
   Undistributed net investment income....................................................        286,879
   Net unrealized appreciation on investments and foreign currency........................        599,032
   Net realized gain on investments and foreign currency..................................      1,078,268
                                                                                                ---------
         Net assets ......................................................................   $31,306,896
                                                                                             ===========

Net assets:
   Class A Shares ........................................................................    $16,776,556
   Class C Shares ........................................................................     14,530,340
                                                                                               ----------
                                                                                             $31,306,896
                                                                                             ===========
Class A Shares
   Net asset value and redemption price per share, based on 1,132,809 shares
      outstanding (unlimited number of shares authorized without par value) ..............        $14.81
                                                                                                  ======
   Computation of Offering Price per share
      (net asset value $14.81/.9525)......................................................        $15.55
                                                                                                  ======

Class C Shares
   Net asset value and redemption price per share, based on 989,620 shares
      outstanding (unlimited number of shares authorized without par value) ..............        $14.68
                                                                                                  ======

 See accompanying notes to financial statements.

                           Brandes International Fund

STATEMENT OF OPERATIONS - Year ended October 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:

   Income:
      Dividends (net of withholding tax of $109,816)......................................      $ 673,738
      Interest............................................................................        171,227
                                                                                                  -------
         Total income.....................................................................        844,965
                                                                                                  -------

   Expenses:
      Advisory fees.......................................................................        259,033
      Custodian and accounting fees.......................................................        117,967
      Transfer agent fees.................................................................         95,677
      Administrative fee .................................................................         60,000
      Blue sky fees.......................................................................         38,047
      Auditing fees.......................................................................         24,055
      Amortization of deferred organization costs.........................................         20,989
      Legal fees..........................................................................         14,289
      Reports to shareholders.............................................................          6,006
      Trustees fees.......................................................................         11,121
      Miscellaneous.......................................................................         18,947
      Expense reimbursements .............................................................       (277,625)
                                                                                                 --------
                                                                                                  388,506
      Distribution and Shareholder Service fees
      Class A Shares......................................................................         51,858
      Class C Shares......................................................................        110,222
                                                                                                  -------
      Total expenses......................................................................        550,586
                                                                                                  -------
            Net investment income ........................................................        294,379
                                                                                                  -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

      Net unrealized appreciation on investments and foreign currency.....................        756,605
      Net realized gain on investments and foreign currency...............................      1,078,369
                                                                                                ---------
         Net realized and unrealized gain on investments and foreign currency.............      1,834,974
                                                                                                ---------
            Net increase in net assets resulting from operations .........................   $ 2,129,353
                                                                                             ===========


See accompanying notes to financial statements.

                           Brandes International Fund

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income...................................................      $ 294,379         $ 46,449
Net unrealized appreciation (depreciation) on investments and
   foreign currency.....................................................        756,605         (157,573)
Net realized gain (loss) on investments and foreign currency............      1,078,369             (101)
                                                                              ---------             ----
      Net increase (decrease) in net assets resulting from operations ..      2,129,353         (111,225)
                                                                              ---------         --------
DISTRIBUTIONS TO SHAREHOLDERS:
Dividends paid from net investment income...............................        (53,949)             -0-
                                                                                -------               -
CAPITAL SHARE TRANSACTIONS: (a)
Increase in net assets derived from net change in outstanding:
   Class A Shares.......................................................     10,422,834        5,238,627
   Class C Shares.......................................................      7,871,677        5,810,199
   Class I Shares.......................................................           (620)             -0-
                                                                                   ----               -
      Increase in net assets resulting from capital share transactions..     18,293,891       11,048,826
                                                                             ----------       ----------
      Total increase in net assets......................................     20,369,295       10,937,601
NET ASSETS:
Beginning of period.....................................................     10,937,601              -0-
                                                                             ----------               -
End of period (including undistributed net investment income
   of $286,879 and $46,449, respectively)...............................    $31,306,896      $10,937,601
                                                                            ===========      ===========

(a) Note 6 contains a summary of capital shares transactions.

*Commencement of operations.

See accompanying notes to financial statements.

                           Brandes International Fund

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period
------------------------------------------------------------------------------------------------------------------------------------
                                            Class A                      Class C               Class I

                                   Nov. 1, 1995 March 6, 1995*  Nov. 1, 1995 March 6, 1995*June 14, 1996*
                                      through       through        through       through       through
                                   Oct. 31, 1996 Oct. 31, 1995  Oct. 31, 1996 Oct. 31, 1995 Oct. 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period $13.26        $12.50         $13.22        $12.50         $12.50
                                     ------        ------         ------        ------         ------
Income from investment operations:
   Net investment income**  ........    .23            .15           .09            .10           .08
   Net unrealized appreciation
      (depreciation) on investments**   .39          (.45)           .49          (.39)           .27
   Net realized and unrealized
      gain (loss) on investments***.    .99           1.06           .92           1.01          (.04)
                                        ---           ----           ---           ----          ----
Total from investment operations ...   1.61            .76          1.50            .72           .31
                                       ----            ---          ----            ---           ---
Distributions paid from net
   investment income ...............   (.06)           -0-          (.04)           -0-           -0-
                                       ----             -           ----             -             -

Net Asset Value, End of Period...... $14.81         $13.26        $14.68         $13.22        $12.81
                                     ======         ======        ======         ======        ======

Total return (sales load not included) 6.09%         9.39%+         5.46%          8.89%+        6.64%+

RATIOS / SUPPLEMENTAL DATA:
Net assets, end of period (thousands)$16,777       $5,188         $14,530         $5,749         -0-
Ratio of expenses to average net assets:
   Before expense reimbursement.....   2.82%          7.93%+        3.71%          8.58%+      123.03%+
   After expense reimbursement......   1.85%          1.85%+        2.50%          2.50%+        1.20%+
Ratio of net investment income
   (loss) to average net assets:
   Before expense reimbursement.....   0.56%         (4.41)%+      (0.60)%        (4.95)%+    (120.02)%+
   After expense reimbursement.....    1.52%          1.67%+        0.62%          1.13%+        1.80%+

Portfolio turnover rate.............  74.00%          0.00%        74.00%          0.00%        74.00%
Average commission rate paid per share $0.0314          -          $0.0314           -          $0.0314


*Commencement of operations.
**Calculated based on average shares outstanding.
***The amount shown in this caption for a share outstanding throughout the period does not correspond with the change in realized gains and losses in the portfolio securities for the period because of the timing of sales and repurchases of portfolio shares in relation to fluctuating market values for the portfolio.
+Annualized.

See accompanying notes to financial statements.

                           Brandes Small Cap International Fund

PORTFOLIO OF INVESTMENTS as of October 31, 1996
                              Shares         Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: 79.2%
------------------------------------------------------------------------------------------------------------------------------------

Austria: 4.6%
  Bau Holding AG,
   ORD.....................    1,170      $ 73,443
  Boehler Uddeholm AG,
   ORD.....................      600        44,802
                                            ------
                                           118,245
                                           -------
Canada: 2.6%
  Fairfax Financial Hldgs,
   Ltd., ORD...............      300        58,013
  Molson Co. Ltd.,
   Class A, ORD............      700        10,714
                                            ------
                                            68,727
                                            ------
China: 1.8%
  Shandong Huaneng
   Power, ADR..............    5,000        45,669
                                            ------

France: 2.2%
  De Dietrich et
   Compagnie SA,
   ORD.....................    1,398        58,119
                                            ------

Germany: 6.6%
  Dyckerhoff AG,
   Preferred, ORD..........      287        63,536
  Felten & Guilleaume
   Energie., ORD...........      410        45,923
  KSB AG, Preference
   Shares, ORD.............      480        62,144
                                            ------
                                           171,603
                                           -------
Hong Kong: 14.4%
  Cafe de Coral Hldgs.,
   Ltd., ORD...............  216,000        63,547
  China Strategic Hldgs.,
   ORD.....................  185,000        60,995
  Harbour Ring Intl.
   Hldg., Ltd., ORD........  714,000        59,976
Hong Kong, continued
  Kwong On Bank
   Limited.................   34,000      $ 39,794
  Liu Chong Hing Bank,
   Ltd., ORD...............   29,000        42,192
  Peregrine Investment
   Hldgs., Ltd, ADR........   15,160        48,862
  Sing Tao Hldgs, ORD......  120,000        57,804
                                             -----
                                           373,170
                                           -------
Hungary: 1.3%
  Mol Magyar Olaj Rt.,
   Reg. S, GDR.............    3,240        34,129
                                            ------

Israel: 0.3%
  Scitex Corporation, Ltd..      830         8,196
                                             -----

Italy: 10.4%
  Ansaldo Trasporti
   S.P.A., ORD.............   46,310        45,115
  Danieli & Co., ORD.......    8,720        55,966
  Magneti Marelli S.P.A.,
   ORD.....................   42,600        41,220
  Sasib S.P.A., ORD........   15,300        49,300
  Tecnost S.P.A., ORD......   34,800        77,197
                                            ------
                                           268,798
                                           -------

Netherlands: 11.3%
  GTI Hldg., ORD...........      565        75,422
  Hollandsche Beton
   Groep N.V., ORD.........      397        73,517
  Internatio-Muller N.V.,
   ORD.....................    1,260        30,305
  Konin Boskalis
   Westminstr N.V., ORD....    3,635        73,747
  Nedschroef Hldgs.
   N.V., ORD...............      265        18,467
  Telegraaf Holdingmij
   N.V., ORD...............      932        20,005
                                            ------
                                           291,463
                                           -------

                           Brandes Small Cap International Fund


PORTFOLIO OF INVESTMENTS as of October 31, 1996
                              Shares         Value
Norway: 1.9%
  Hunsfos Fabrikker
   A/S, ORD................    8,860      $ 49,902
                                          --------

Philippines: 1.4%
  RFM Corporation,
   ORD.....................  215,000        35,583
                                            ------

Portugal: 2.9%
  Espirito Santo Finl
   Hldgs. SA, ADR..........    6,170        74,918
                                            ------

Singapore: 1.9%
  Singapore Bus Svc.
   Foreign, ORD............    9,000        48,243
                                            ------

Spain: 8.1%
  Banco de Valencia Reg.,
   ORD.....................      980        16,707
  Construcciones Aux
   Ferrocar., ORD..........    1,480        57,869
  ENHER-Emp Nac
   Hidro Rib. S, ORD.......      800        15,703
  Energia E Ind
   Aragonesas, ORD.........   11,420        58,405
  Uralita, SA ORD..........    7,790        60,919
                                            ------
                                           209,603
                                           -------
Sweden: 0.5%
  Munksjo AB-Free,
   ORD.....................    1,400        13,818
                                            ------

Switzerland: 4.1%
  Daetwyler Hldg., AG-
   Bearer, ORD.............       34        56,832
  Magazine Zum Globus
   PC, ORD.................      100        50,146
                                            ------
                                           106,978
                                           -------
United Kingdom: 2.9%
  Invesco PLC ADR..........      370      $ 13,829
  London Pacific Group,
   Ltd., ADR...............    4,100        61,612
                                            ------
                                            75,441
                                            ------
Total Common Stocks
  (cost $2,089,376).................     2,052,605
                                         ---------

                           Principal
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 20.47%
------------------------------------------------------------------------------------------------------------------------------------

United States: 20.4%
Prudential-Bache Repurchase Agree-
ment, dated 10/31/96, due 11/1/96,
collateralized by mortgage-backed
securities (proceeds $ 526,879)
(cost $526,806)............ $526,806       526,806

Total Investments in Securities
  (cost $2,616,182+): 99.6%.........     2,579,411
                                         ---------
Other Assets less
  Liabilities: 0.4%.................        10,795
                                            ------

Total Net Assets: 100.0% ...........   $ 2,590,206
                                       ===========

+ Cost for federal income tax purposes is the same.

Net unrealized depreciation consists of:
  Gross unrealized appreication.....      $ 94,784
  Gross unrealized deprecaition.....      (131,555)
                                          --------
   Net unrealized depreciation......     $ (36,771)
                                         =========

                           Brandes Small Cap International Fund


PORTFOLIO OF INVESTMENTS by Industry as of October 31, 1996
Banking.................................         8.5%
Beverages and Tobacco ..................         0.5%
Broadcasting & Publishing...............         3.8%
Building Materials & Components.........         6.1%
Chemicals...............................         2.8%
Construction & Housing..................        14.4%
Data Processing & Reproductions.........         0.4%
Electrical & Electronics................        11.2%
Energy Sources..........................         1.7%
Financial Services......................         6.1%
Food & Household Products...............         1.7%
Forest Products & Papers................         3.1%
Industrial Components...................         5.1%
Insurance...............................         2.8%
Machinery & Engineering.................        10.8%
Merchandising...........................         2.4%
Multi - Industry........................         7.2%
Recreation, Other Consumer Goods.......          6.0%
Transportation - Road & Rail............         2.4%
Utilities - Electrical & Gas............         3.0%
                                                 ---
                                               100.0%
                                               =====

See accompanying notes to financial statements.

                           Brandes Small Cap International Fund


STATEMENT OF ASSETS AND LIABILITIES as of October 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at value (identified cost $2,089,376) ......................    $ 2,052,605
   Short-term investments (cost $526,806).................................................        526,806
   Foreign cash...........................................................................         33,942
   Receivables:
      Fund shares sold....................................................................         19,526
      Due from Advisor....................................................................         19,636
      Dividends and interest .............................................................          2,641
   Prepaid expenses.......................................................................         21,809
   Deferred organization costs............................................................         35,068
                                                                                                   ------
         Total assets ....................................................................      2,712,033
                                                                                                ---------

LIABILITIES
   Securities purchased...................................................................         75,581
   Accrued expenses ......................................................................         40,804
   Accrued administration fees............................................................          5,442
                                                                                                    -----
         Total liabilities................................................................        121,827
                                                                                                  -------

         Net assets ......................................................................    $ 2,590,206
                                                                                              ===========

COMPONENTS OF NET ASSETS
   Paid-in capital .......................................................................    $ 2,611,748
   Undistributed net investment income....................................................         12,461
   Net unrealized depreciation on investments and foreign currency........................        (36,771)
   Net realized gain on investments and foreign currency..................................          2,768
                                                                                                    -----
         Net assets ......................................................................   $ 2,590,206
                                                                                             ===========

Net assets:
   Class A Shares ........................................................................    $ 1,120,861
   Class C Shares ........................................................................      1,469,345
                                                                                                ---------
                                                                                             $ 2,590,206
                                                                                             ===========
Class A Shares
   Net asset value and redemption price per share, based on 91,059 shares outstanding
      (unlimited number of shares authorized without par value) ..........................        $12.31
                                                                                                  ======
   Computation of Offering Price per share
      (net asset value $12.31/.9525)......................................................        $12.92
                                                                                                  ======

Class C Shares
   Net asset value and redemption price per share, based on 119,720 shares outstanding
      (unlimited number of shares authorized without par value) ..........................        $12.27
                                                                                                  ======

 See accompanying notes to financial statements.

                           Brandes Small Cap International Fund


STATEMENT OF OPERATIONS - April 29, 1996* to October 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:

   Income:
      Dividends (net of withholding tax of $1,995)........................................       $ 19,632
      Interest............................................................................         11,851
                                                                                                   ------
         Total income.....................................................................         31,483
                                                                                                   ------

   Expenses:
      Custodian and accounting fees.......................................................         40,209
      Administrative fee .................................................................         30,442
      Transfer agent fees.................................................................         26,742
      Auditing fees.......................................................................         18,820
      Blue sky fees.......................................................................         20,070
      Advisory fees.......................................................................          8,421
      Legal fees..........................................................................          3,580
      Reports to shareholders.............................................................          4,754
      Trustees fees.......................................................................          4,232
      Amortization of deferred organization costs.........................................          3,919
      Miscellaneous.......................................................................          1,775
      Expense reimbursements .............................................................       (150,134)
                                                                                                 --------
                                                                                                   12,830
      Distribution and Shareholder Service fees
      Class A Shares......................................................................          1,200
      Class C Shares......................................................................          4,992
                                                                                                    -----
      Net expenses........................................................................         19,022
                                                                                                   ------
            Net investment income ........................................................         12,461
                                                                                                   ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

      Net unrealized depreciation on investments and foreign currency.....................        (36,771)
      Net realized gain on investments and foreign currency...............................          2,768
                                                                                                    -----
         Net realized and unrealized loss on investments and foreign currency.............        (34,003)
                                                                                                  -------
            Net decrease in net assets resulting from operations       ...................     $ (21,542)
                                                                                               =========

*Commencement of operations.

See accompanying notes to financial statements.

                           Brandes Small Cap International Fund


STATEMENT OF CHANGES IN NET ASSETS - April 29, 1996* to October 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS FROM
OPERATIONS:

Net investment income.....................................................................      $ 12,461
Net unrealized depreciation on investments and foreign currency...........................       (36,771)
Net realized gain on investments and foreign currency.....................................         2,768
                                                                                                   -----
      Net decrease in net assets resulting from operations ...............................       (21,542)
                                                                                                 -------

CAPITAL SHARE TRANSACTIONS: (a)

Increase in net assets derived from net change in outstanding:
      Class A Shares......................................................................     1,126,872
      Class C Shares......................................................................     1,484,876
                                                                                               ---------
      Increase in net assets resulting from capital share transactions....................     2,611,748
                                                                                               ---------

      Total increase in net assets........................................................     2,590,206

NET ASSETS:

Beginning of period.......................................................................           -0-
                                                                                                      -
End of period (including undistributed net investment income of $12,461)..................    $2,590,206
                                                                                              ==========

(a) A summary of capital shares transactions is as follows:

Class A:
                                                                                  Shares         Value
      Shares sold...........................................................      92,669      $1,146,484
      Shares redeemed.......................................................      (1,610)        (19,612)
                                                                                  ------         -------
      Net increase..........................................................      91,059      $1,126,872
                                                                                  ======      ==========

Class C:
                                                                                  Shares         Value
      Shares sold...........................................................     120,106      $1,489,610
      Shares redeemed.......................................................        (386)         (4,734)
                                                                                    ----          ------
      Net increase..........................................................     119,720      $1,484,876
                                                                                 =======      ==========

*Commencement of operations.

See accompanying notes to financial statements.

                           Brandes Small Cap International Fund


FINANCIAL HIGHLIGHTS
(For a share  outstanding  throughout the period) For the period April 29, 1996*
to October 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

                                                                               Class A          Class C

------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period..............................             $12.50            $12.50
                                                                               ------            ------
Income (loss) from investment operations:
      Net investment income**.....................................                .12               .08
      Net unrealized depreciation on investments**................               (.25)             (.30)
      Net realized gain (loss) on investments***..................               (.06)             (.01)
                                                                                 ----              ----
Total from investment operations .................................               (.19)             (.23)
                                                                                 ----              ----

Net Asset Value, End of Period....................................             $12.31            $12.27
                                                                               ======            ======

Total return (Sales load not included)+...........................              (2.98)%           (3.60)%

RATIOS / SUPPLEMENTAL DATA:
Net assets, end of period ........................................           $1,120,861        $1,469,345

Ratio of expenses to average net assets:+
      Before expense reimbursement................................              20.65%            19.35%
      After expense reimbursement.................................               1.85%             2.50%

Ratio of net investment income (loss) to average net assets:+
      Before expense reimbursement................................             (16.99)%          (15.62)%
      After expense reimbursement................................                1.81%             1.23%

Portfolio turnover rate...........................................               1.05%             1.05%
Average commission rate paid per share............................              $0.0041           $0.0041





*Commencement of operations.
**Calculated based on average shares outstanding.
***The amount shown in this caption for a share outstanding throughout the perod may not accord with the change in realized gains and losses in the portfolio secruities for the period because of the timing of sales and repurchases of portfolio shares in relation to fluctuating market values for the portfolio.
+Annualized.

See accompanying notes to financial statements.

                           Brandes International Fund
                      Brandes Small Cap International Fund


NOTES TO FINANCIAL STATEMENTS as of October 31, 1996
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      Brandes Investment Trust (The "Trust") is a Delaware business trust organized on July 6, 1994 and registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists of two separate Funds, the Brandes International Fund (the "International Fund") and the Brandes Small Cap International Fund (the "Small Cap Fund") (collectively, the "Funds"). The International Fund and Small Cap Fund began operations on March 6, 1995 and April 29, 1996, respectively.

      Shares of beneficial interest of each of the Funds are currently divided into two Classes, designated Class A Shares and Class C Shares. Each Class represents interests in the same assets of each respective Fund.

      The International Fund invests its assets primarily in equity securities of foreign issuers with market capitalizations greater than $1 billion. The Small Cap Fund normally invests in equity securities of foreign issuers with market capitalizations of $1 billion or less.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a primary exchange are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange for which there has been no sale are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Advisor pursuant to guidelines of the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      U.S. Government securities with less than 60 days remaining to maturity when acquired by the Funds are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.

      Foreign securities are recorded in the financial statements after translation to U.S. dollars, based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

                           Brandes International Fund
                      Brandes Small Cap International Fund


NOTES TO FINANCIAL STATEMENTS as of October 31, 1996
      Interest income is translated at the exchange rates which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

      B. Repurchase Agreements. The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Funds will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by each respective Fund in each agreement, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

      If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

     C. Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts ("forward contracts") under which they are obligated to exchange currencies at specific future dates.

     D. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     E. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to the shareholders. Therefore, no federal income tax provision is required.

      For the year ended October 31, 1996, the International Fund and the Small Cap Fund accrued foreign taxes amounting to $109,816 and $1,995, respectively, which are expected to be passed through to shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 1996.

      F. Deferred Organization Costs. The International Fund and Small Cap Fund have incurred expenses of $104,821 and $38,987, respectively, in connection with their respective organization. These costs have been deferred and are being amortized on a straight line basis over a period of sixty months from the date that the respective Fund commenced investment operations. In the event that any of the initial shares of the Funds are redeemed by the holder during the period of amortization of that Fund's

                           Brandes International Fund
                      Brandes Small Cap International Fund


NOTES TO  FINANCIAL  STATEMENTS  as of
October 31, 1996
      organization costs, the redemption proceeds will be reduced by any such unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of those shares outstanding at the time of redemption.

      G. Concentration of Risk. As of October 31, 1996, the Funds held a significant portion of their assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in the foreign jurisdictions could have an impact on the Funds' net assets. It is the Trust's policy to continuously monitor these off-balance sheet risks.

      H. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the year ended October 31, 1996, Brandes Investment Partners, L.P. (the "Advisor") provided the Trust with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and provided certain personnel needed by the Trust. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. The Funds are responsible for their own operating expenses. In order to maintain the Funds' operating expenses at 1.85% and 2.50% of average daily net assets of Class A Shares and Class C Shares, respectively, the Advisor has waived fees and reimbursed expenses totalling $277,625 and $150,134 for the International Fund and the Small Cap Fund, respectively, for the fiscal year ended October 31, 1996. The Funds may reimburse the Advisor in the later years in which the operating expenses for the Funds are less than the applicable percentage limitation, set forth previously for any set year. As of October 31, 1996, the Advisor had accumulated $484,819 and $150,134 in expense reimbursements to the International Fund and the Small Cap Fund, respectively.

      Investment Company Administration Corporation (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Directors; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives an annual fee at the rate of 0.10 of 1% of the first $100 million, 0.05 of 1% of the next $100 million and 0.03 of 1% of assets in excess of $200 million of the Funds' average daily net assets, subject to a minimum of $60,000 per Fund per annum.

     Worldwide Value Distributors, L.L.C. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Advisor.

                           Brandes International Fund
                      Brandes Small Cap International Fund


NOTES TO FINANCIAL STATEMENTS as of October 31, 1996
      The Trust has adopted a Shareholder Service Plan for Class A and Class C shares, under which the Class A shares and Class C shares of the Funds reimburse the Distributor and Services Organizations for shareholder servicing expenses incurred. Under the Shareholder Service Plan, payments by the Funds for shareholder servicing expenses may not exceed an annual rate of 0.10% of the Funds' average daily net assets for Class A shares and 0.25% of the Funds' average daily net assets for Class C shares. The Trust has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Class A shares and Class C shares of each Fund compensate the Distributor for services rendered and costs incurred in connection with distribution of the Class A shares and Class C shares. Under the Distribution Plan, payments by the Class A shares of the Funds for distribution expenses are incurred at the annual rate of 0.25% of the Funds' average daily net assets, and payments by the Class C shares of the Funds are incurred at an annual rate of 0.75% of the Fund's average daily net assets. The Distributor also receives an initial sales charge paid upon the purchase of front-load Class A shares up to a maximum of 4.75% of share offering price, of which up to 4.25% is reallowed to other broker/dealers, and a contingent deferred sales charge paid upon certain redemptions of Class C shares up to a maximum of 1% of redemption proceeds. For the fiscal year ended October 31, 1996, the Distributor received $289,147 from commissions earned on sales of Class A shares of the Funds, $257,159 of which was reallowed to other broker/dealers.

      Certain officers of the Trust are also officers and/or Directors of the Advisor, Administrator and Distributor.

      As of October 31, 1996, shares of each Fund owned by the Funds' Advisor and its affiliates totalled 79,172 shares, out of 2,122,429 shares outstanding for the International Fund, and 46,031 shares, out of 210,779 shares outstanding for the Small Cap Fund. Class I shares of the Brandes International Fund were held by an affiliate of the Administrator.


NOTE 4 - PURCHASES AND SALES OF SECURITIES

      For the fiscal year ended October 31, 1996, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $38,331,381 and $17,095,182, respectively for the International Fund, and $2,095,206 and $14,922, respectively, for the Small Cap Fund.


NOTE 5 - SUBSEQUENT EVENTS

      Subsequent to October 31, 1996, management of the Trust commenced discussions with an unrelated management investment company, with the intent to merge the Brandes International Fund into a new series of the other company. Details of the proposed transaction are being negotiated, and an agreement will be subject to approval by the shareholders of the Fund.

                           Brandes International Fund
                      Brandes Small Cap International Fund


NOTES TO FINANCIAL STATEMENTS as of October 31, 1996

OTE 6 - CAPITAL SHARES TRANSACTIONS

      A summary of capital shares transactions for the Brandes International Fund is as follows:

                                                       November 1, 1995              March 6, 1995*
                                                            through                      through
                                                       October 31, 1996             October 31, 1995
------------------------------------------------------------------------------------------------------------------------------------

Class A:                                             Shares         Value        Shares         Value
------------------------------------------------------------------------------------------------------------------------------------
   Shares sold..................................   2,086,245     $ 30,122,061    392,800     $ 5,260,956
   Shares issued from dividend distributions....       2,255           31,554        -0-             -0-
   Shares redeemed..............................  (1,346,844)     (19,730,781)    (1,647)        (22,329)
                                                  ----------      -----------     ------         -------
   Net increase.................................     741,656     $ 10,422,834    391,153     $ 5,238,627
                                                     =======     ============    =======     ===========
Class C:
   Shares sold..................................     657,295      $ 9,347,820    438,014     $ 5,852,336
   Shares issued from dividend distributions....       1,608           22,395        -0-             -0-
   Shares redeemed..............................    (104,158)      (1,498,538)    (3,139)        (42,137)
                                                    --------       ----------     ------         -------
   Net increase.................................     554,745      $ 7,871,677    434,875     $ 5,810,199
                                                     =======      ===========    =======     ===========

                                                         June 14, 1996*
                                                            through
                                                       October 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

Class I:                                             Shares         Value
------------------------------------------------------------------------------------------------------------------------------------
   Shares sold..................................       2,000         $ 25,005
   Shares redeemed..............................      (2,000)         (25,625)
                                                      ------          -------
   Net change...................................          -0-          $ (620)
                                                           =           ======

*Commencement of operations

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------


TO THE BOARD OF TRUSTEES OF BRANDES INVESTMENT TRUST,
      AND SHAREHOLDERS OF
      BRANDES INTERNATIONAL FUND AND
      BRANDES SMALL CAP INTERNATIONAL FUND

      We have audited the accompanying statements of assets and liabilities of Brandes International Fund and Brandes Small Cap International Fund (collectively, the "Funds"), series of Brandes Investment Trust, including the portfolios of investments as of October 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the year then ended and for the period from March 6, 1995 (commencement of operations) to October 31, 1995 for Brandes International Fund, and for the period from April 29, 1996 (commencement of operations) to October 31, 1996, for Brandes Small Cap International Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Brandes International Fund and Brandes Small Cap International Fund as of October 31, 1996, the results of their operations for the year then ended, the net changes in their net assets, and the financial highlights for the year then ended and for the period from March 6, 1995 (commencement of operations) to October 31, 1995 for Brandes International Fund, and for the period from April 29, 1996 (commencement of operations) to October 31, 1996 for Brandes Small Cap International Fund, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

Los Angeles, California
December 4, 1996

                                     Advisor
                        Brandes Investment Partners, L.P.
                             12750 High Bluff Drive
                           San Diego, California 92130
                                 1-800-331-2979

                                   Distributor
                      Worldwide Value Distributors, L.L.C.
                            4455 East Camelback Road
                                   Suite 261E
                             Phoenix, Arizona 85018

                                 Transfer Agent
                         Rodney Square Management Corp.
                            1105 North Market Street
                           Wilmington, Delaware 19890

                              Independent Auditors
                                Ernst & Young LLP
                             515 South Flower Street
                          Los Angeles, California 90071

                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                             555 South Flower Street
                          Los Angeles, California 90071




         This report is intended for shareholders of Brandes International Fund and Brandes Small Cap International Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.